CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Revenue	$ 1,009	$ 1,688	$ 6,971	$ 5,583
Less: cost of revenue	1,175	1,428	6,798	5,179
Gross profit (loss)	(166)	260	173	404
Operating Expenses:
General and administrative	986	1,031	4,751	4,869
Engineering, research and development	195	109	460	299
Sales and marketing	382	703	2,855	2,448
Total operating expenses	1,563	1,843	8,066	7,616
Loss from operations	(1,729)	(1,583)	(7,893)	(7,212)
Other income (expense):
Losses On Extinguishment Of Debt			0	(12,551)
Derivative liability income	907	175	1,637	3,936
Other derivative expense			(567)	0
Equity in losses of joint ventures	(54)	(5)	(8)	(389)
Interest expense, net	(189)	(125)	(529)	(1,142)
Other expense	(7)	(7)	(22)	(28)
Total other income (expense)			511	(10,174)
Net loss	(1,072)	(1,545)	(7,382)	(17,386)
Net loss attributable to noncontrolling interest	0	1	4	57
Net loss attributable to ThermoEnergy Corporation	$ (1,072)	$ (1,544)	$ (7,378)	$ (17,329)
Net loss per share attributable to ThermoEnergy Corporation, basic and diluted (in dollars per share)	$ (0.01)	$ (0.02)	$ (0.07)	$ (0.30)
Weighted average shares used in computing loss per share, basic and diluted (in shares)	120,454,575	90,277,915	103,184,422	56,819,885